Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Segment
Product Information [Line Items]
Number of operating segments | Segment			1
Reserve for sales returns	$ 521,000		$ 521,000			$ 3,355,000
Shipping and handling expenses	$ 1,736,000	$ 6,478,000	$ 5,046,000	$ 9,267,000
Previously Reported [Member]
Product Information [Line Items]
Number of operating segments | Segment						1
Goodwill and intangible asset impairment					$ 0
Revenue recognition incentives					2,648,000	$ 2,059,000
Reserve for sales returns					3,390,000	3,355,000
Estimated costs of returns					1,919,000	1,621,000
Shipping and handling expenses					12,333,000	$ 18,706,000
Income tax examination						greater than 50% likelihood
Previously Reported [Member] | Shipping and Handling [Member]
Product Information [Line Items]
Shipping and handling expenses					$ 561,000	$ 592,000
SemiCab Holdings, LLC [Member]
Product Information [Line Items]
Ownership percentage	80.00%		80.00%
SemiCab Holdings, LLC [Member] | Previously Reported [Member]
Product Information [Line Items]
Ownership percentage						80.00%